Intangible Assets - Schedule of Remaining Useful Lives of the Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Customer relationships [Member] | Bottom of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	1 year
Customer relationships [Member] | Top of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	3 years
Concession Rights [Member] | Bottom of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	1 year
Concession Rights [Member] | Top of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	12 years
Software [Member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	6 months
Orbital slots One [Member] | Bottom of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	0 years
Orbital slots One [Member] | Top of range [member]
Schedule of Remaining Useful Lives of the Intangible Assets [Line Items]
Remaining useful lives of intangible assets	34 years